Financial Instruments (Details) - Schedule of fair value movements £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
At January 1, 2022	£ 42,692
Issuances	251,288
Fair value movement	(209,925)
Foreign exchange movements	34,182
At June 30, 2022	118,237
Public warrants [Member]
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
At January 1, 2022	13,418
Issuances
Fair value movement	(13,441)
Foreign exchange movements	1,516
At June 30, 2022	1,493
Private Warrants [Member]
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
At January 1, 2022	29,274
Issuances
Fair value movement	(28,399)
Foreign exchange movements	3,307
At June 30, 2022	4,182
Embedded Derivative [Member]
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
At January 1, 2022
Issuances	251,288
Fair value movement	(168,085)
Foreign exchange movements	29,359
At June 30, 2022	£ 112,562